UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03450

Name of Fund:	BlackRock Focus Value Fund, Inc.

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Focus Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 12/31/2008

Item 1 – Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

Semi-Annual Report

DECEMBER 31, 2008 | (UNAUDITED)

BlackRock Basic Value Principal Protected Fund
OF BLACKROCK PRINCIPAL PROTECTED TRUST

BlackRock Focus Value Fund, Inc.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government responses designed to prop up the economy and stabilize the financial system.

The US economy appeared relatively resilient through the first half of 2008, when rising food and energy prices stoked fears of inflation. The tenor changed dramatically in the second half, as inflationary pressure subsided amid plummeting oil prices, while economic pressures escalated in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By period-end, the National Bureau of Economic Research had confirmed what most already knew — the United States was in a recession, which officially began in December 2007. The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively in the early months of the year, resumed that rate-cutting campaign in the fall, with the final reduction in December bringing the target federal funds rate to a record low range of between zero and 0.25%. Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily of nontraditional and quantitative easing measures, such as capital injections, lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Declines were significant and broad-based, though smaller cap stocks posted somewhat better relative performance. Non-US stocks started off the year stronger, but quickly lost ground as the credit crisis revealed itself to be global in nature and as the global economy turned south. Overall, domestic equities notched better results than non-US equities, reversing the prior years’ trend of international equity outperformance.

In fixed income markets, investors shunned risky assets and sought the safety and liquidity of US Treasury issues. Prices soared, while yields fell to record lows, with the Treasury sector topping all other asset classes over the reporting period. Amid spillover from historic events in the financial sector, municipals contended with fewer market participants, lack of liquidity, a challenging funding environment and a backlog of new-issue supply, all of which contributed to the sector’s underperformance relative to taxable issues. At the same time, economic turmoil combined with dislocated credit markets and substantial technical pressures resulted in the worst year on record for the high yield market.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of December 31, 2008	6-month	12-month

US equities (S&P 500 Index)	(28.48)%	(37.00)%

Small cap US equities (Russell 2000 Index)	(26.94)	(33.79)

International equities (MSCI Europe, Australasia, Far East Index)	(36.41)	(43.38)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	17.70	20.06

Taxable fixed income (Barclays Capital US Aggregate Index*)	4.07	5.24

Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(2.49)	(2.47)

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(25.07)	(25.88)

*	Formerly a Lehman Brothers index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary	BlackRock Basic Value Principal Protected Fund

Portfolio Management Commentary

How did the Fund perform?

•	Fund returns for the six-month period outpaced both the benchmark S&P 500 Citigroup Value Index and the broad-market S&P 500 Index.

•

Overall, large-cap stocks trailed their smaller counterparts and in terms of investment style, value outperformed growth. Bonds, as measured by the Barclays Capital US Aggregate Index, outperformed stocks for the six months.

What factors influenced performance?

•	In reaction to market volatility through the reporting period, we continued to increase exposure to fixed income instruments, which proved very beneficial to performance.

•

Within the equity portion of the Fund, stock selection in utilities and consumer staples had a positive impact on performance and compensated for the negative results generated from allocation decisions within these sectors. Underweights in industrials, financials and materials also contributed positively and offset disappointing results derived from stock selection. Most notably, reduced weightings in General Electric Co., The Dow Chemical Co. and financial companies, such as Citigroup, Inc., American International Group, Inc. (AIG) and Bank of America Corp., proved advantageous.

•

By contrast, in energy, the benefits reaped from overweighting the sector were not enough to offset the negative impact of stock selection. Elsewhere, disappointing results derived from allocation decisions within telecommunication services and health care, specifically underweighting pharmaceuticals, overshadowed positive stock selection in the sectors. Stock selection in consumer discretionary also was unfavorable.

Describe recent portfolio activity.

•	Market conditions dictated an increase in fixed income securities and consequently, a reduction in equities throughout the reporting period.

•

Within the equity segment, we initiated positions in Nucor Corp., Air Products and Chemicals Inc., Carnival Corp., Emerson Electric Co., Corning, Inc. and Microsoft Corp. Overall, we reduced exposure to financials and information technology. Among the holdings eliminated from the Fund were SLM Corp., Unisys Corp., Wells Fargo & Co., Lehman Brothers Holdings, Inc., AIG and Morgan Stanley.

Describe Fund positioning at period end.

•

As of December 31, 2008, the Fund maintained a 91% allocation to fixed income, with the remaining 9% invested in equities. Given the significant fixed income weighting, the Fund was underweight relative to the S&P 500 Citigroup Value Index in all sectors.

•

We expect more volatility in 2009, as negative economic and company headlines continue to frighten investors. We aim to utilize this market volatility to slowly and selectively shift from the lower-risk approach we adopted in 2008 to a more high-risk, cyclical positioning. We believe the economy will eventually recover, and that the equity market should rally in 2009. Our cautious optimism is predicated on: a) an unprecedented amount of fiscal and monetary stimulus on a global basis; b) an exorbitant amount of investor fear, illustrated by the record levels of cash on the sidelines and invested in low-yielding government securities; and, c) valuations near record-low levels on trough earnings. We are cautiously optimistic that the stage is set for a rebound of risk assets in 2009 that will include equities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During the Period[1]

Institutional	$1,000	$846.50	$8.61	$1,000	$1,015.87	$9.40
Investor A	$1,000	$845.40	$9.67	$1,000	$1,014.71	$10.56
Investor B	$1,000	$841.60	$13.28	$1,000	$1,010.78	$14.50
Investor C	$1,000	$841.80	$13.23	$1,000	$1,010.83	$14.44

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.85% for Institutional, 2.08% for Investor A, 2.86% for Investor B and 2.85% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]

Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

4	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

BlackRock Basic Value Principal Protected Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in common stocks and in US Treasury bonds, including zero-coupon bonds.

[3]	This unmanaged market-weighted Index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity.

[4]

This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]

This unmanaged Index is designed to provide a comprehensive measure of large-cap US equity “value” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum.

[6]	Commencement of operations.

Performance Summary for the Period Ended December 31, 2008

		Average Annual Total Returns[7]

		1 Year		5 Years		Since Inception[8]

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	(15.35)%	(26.84)%	N/A	(0.94)%	N/A	1.48%	N/A
Investor A	(15.46)	(26.93)	(30.77)%	(1.18)	(2.24)%	1.24	0.35%
Investor B	(15.84)	(27.57)	(30.68)	(1.94)	(2.22)	0.45	0.45
Investor C	(15.82)	(27.54)	(28.23)	(1.95)	(1.95)	0.45	0.45
Barclays Capital US Aggregate Index	4.07	5.24	N/A	4.65	N/A	4.69	N/A
S&P 500 Index	(28.48)	(37.00)	N/A	(2.19)	N/A	2.33	N/A
S&P 500 Citigroup Value Index	(27.61)	(39.22)	N/A	(1.31)	N/A	3.68	N/A

[7]

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on November 13, 2002.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	5

Fund Summary	BlackRock Focus Value Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?

•	Fund returns for the six-month period trailed that of the benchmark Russell 1000 Value Index, but were generally inline with the broad-market S&P 500 Index.

What factors influenced performance?

•

The Fund’s underperformance relative to the Russell 1000 Value Index can be attributed primarily to weak results in the energy, information technology (IT), utilities and consumer discretionary sectors, offset somewhat by positive attribution in telecommunication services, financials, consumer staples and health care.

•

Poor stock selection in the energy sector was the primary detractor from performance over the reporting period, as Exxon Mobil Corp., Peabody Energy Corp. and Halliburton Co. all posted disappointing returns. In IT, successful stock selection was overwhelmed by the negative impact of overweighting the sector. Underweighting utilities also negatively affected results.

•

By contrast, the combination of an overweight and favorable stock selection in the telecommunication services sector was the main contributor to performance over the period, led by Qwest Communications International Inc. In addition, an underweight position and successful stock selection in financials aided results, led by our position in The Travelers Cos., Inc. Stock selection in consumer staples and health care also helped, as did our cash position.

Describe recent portfolio activity.

•

During the six months, we increased the Fund’s exposure to the telecommunication services, consumer discretionary and health care sectors (primarily health care services). We added to existing holdings AT&T Inc., Viacom, Inc., Time Warner, Inc. and Wyeth, and introduced new positions in Nokia Corp., Corning, Inc., News Corp. and Carnival Corp.

•

We reduced the Fund’s weighting in the materials and industrials sectors, trimming existing positions in General Electric Co., Tyco International Ltd. and Raytheon Co., and eliminating Alcoa Inc., The Dow Chemical Co. and PPG Industries Inc. from the portfolio.

Describe Fund positioning at period end.

•

As of December 31, 2008, the Fund was overweight versus the benchmark in IT, telecommunication services, consumer discretionary and materials, and underweight in financials, utilities, consumer staples, industrials and health care. The Fund was neutral in energy.

•

High levels of fear and uncertainty in the credit markets drove the global economy into recession and precipitated the significant second half stock market decline. While the news flow is likely to continue to be negative for some time, we are increasingly optimistic about prospects for the stock market as many high-quality companies are now selling at bargain prices. We believe some of the best values reside in those market sectors where the greatest amount of damage has been done; accordingly, we are looking to increase our exposure to financials, materials and consumer-related areas, where many companies appear very attractively valued.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During the Period[1]

Institutional	$1,000	$716.20	$4.72	$1,000	$1,019.71	$ 5.55
Investor A	$1,000	$715.20	$6.10	$1,000	$1,018.09	$ 7.17
Investor B	$1,000	$712.80	$9.93	$1,000	$1,013.61	$11.67
Investor C	$1,000	$712.80	$9.58	$1,000	$1,014.01	$11.27
Class R	$1,000	$712.90	$9.89	$1,000	$1,013.66	$11.62

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.09% for Institutional, 1.41% for Investor A, 2.30% for Investor B, 2.22% for Investor C and 2.29% for Class R), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]

Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

6	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

BlackRock Focus Value Fund, Inc.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]

The Fund invests in a diversified portfolio of equity and fixed income securities, including municipal securities, of issues in weak financial condition or experiencing poor operating results that management of the Fund believes are undervalued relative to management’s assessment of the current or prospective condition of such issuers.

[3]	This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.

[4]

This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended December 31, 2008

		Average Annual Total Returns[5]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	(28.38)%	(37.61)%	N/A	(2.92)%	N/A	3.89%	N/A
Investor A	(28.48)	(37.81)	(41.07)%	(3.17)	(4.21)%	3.61	3.06%
Investor B	(28.72)	(38.30)	(41.07)	(3.93)	(4.21)	2.98	2.98
Investor C	(28.72)	(38.30)	(38.91)	(3.93)	(3.93)	2.81	2.81
Class R	(28.71)	(38.24)	N/A	(3.58)	N/A	3.35	N/A
Russell 1000 Value Index	(26.93)	(36.85)	N/A	(0.79)	N/A	1.36	N/A
S&P 500 Index	(28.48)	(37.00)	N/A	(2.19)	N/A	(1.38)	N/A

[5]

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	7

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•

Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

•

Class R Shares (available only to BlackRock Focus Value Fund, Inc.) do not incur a maximum initial sales charge (front-end load) or contingent deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on pages 5 and 7 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. BlackRock Focus Value Fund, Inc.’s Manager waived a portion of its investment advisory fee. Without such a waiver, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense examples on pages 4 and 6 (which are based on a hypothetical investment of $1,000 invested on July 1, 2008 and held through December 31, 2008) are intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Portfolio Information as of December 31, 2008

BlackRock Basic Value Principal Protected Fund

Ten Largest Equity Holdings	Percent of Long-Term Investments

Exxon Mobil Corp.	5%
Xerox Corp.	4
The Travelers Cos., Inc.	4
Bristol-Myers Squibb Co.	4
Time Warner, Inc.	4
JPMorgan Chase & Co.	4
General Mills, Inc.	3
Qwest Communications International Inc.	3
LSI Corp.	3
Kraft Foods, Inc.	3

Investment Criteria (Equity Investments)	Percent of Long-Term Investments

Above-Average Yield	40%
Below-Average Price/Earnings Ratio	24
Low Price-to-Book Value	22
Special Situations	10
Price-to-Cash Flow	4

BlackRock Focus Value Fund, Inc.

Ten Largest Holdings	Percent of Long-Term Investments

Qwest Communications International Inc.	7%
The Travelers Cos., Inc.	4
Wyeth	4
Bristol-Myers Squibb Co.	4
Nokia Oyj	4
MetLife, Inc.	4
Xerox Corp.	4
AT&T Inc.	4
Occidental Petroleum Corp.	4
Time Warner, Inc.	4

Investment Criteria	Percent of Long-Term Investments

Price-to-Earnings Per Share	40%
Earnings Turnaround	27
Operational Restructuring	22
Above-Average Yield	8
Special Situations	2
Below-Average Price/Earnings Ratio	1

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	9

Schedule of Investments December 31, 2008 (Unaudited)	BlackRock Basic Value Principal Protected Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Above-Average Yield — 3.7%

Aerospace & Defense — 0.1%
Honeywell International, Inc.	1,400	$45,962

Capital Markets — 0.2%
The Bank of New York Mellon Corp.	4,372	123,859

Chemicals — 0.2%
E.I. du Pont de Nemours & Co.	4,700	118,910

Diversified Financial Services — 0.3%
JPMorgan Chase & Co.	7,732	243,790

Diversified Telecommunication Services — 0.5%
AT&T Inc.	6,740	192,090
Verizon Communications, Inc.	4,700	159,330

		351,420

Electric Utilities — 0.2%
The Southern Co.	3,800	140,600

Electrical Equipment — 0.0%
Emerson Electric Co.	200	7,322

Food Products — 0.4%
General Mills, Inc.	3,700	224,775

Household Products — 0.1%
Clorox Co.	1,200	66,672

Industrial Conglomerates — 0.0%
General Electric Co.	1,200	19,440

Metals & Mining — 0.1%
Alcoa, Inc.	7,199	81,061

Multi-Utilities — 0.1%
Dominion Resources, Inc.	2,800	100,352

Oil, Gas & Consumable Fuels — 0.6%
Chevron Corp.	1,500	110,955
Exxon Mobil Corp.	4,200	335,286

		446,241

Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co.	10,900	253,425
Johnson & Johnson	1,500	89,745
Pfizer, Inc.	5,700	100,947
Wyeth	4,300	161,293

		605,410

Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc.	4,800	91,296

Total Above-Average Yield		2,667,110

Common Stocks	Shares	Value

Below-Average Price/Earnings Ratio — 2.2%

Aerospace & Defense — 0.1%
Northrop Grumman Corp.	1,300	$58,552

Chemicals — 0.0%
Air Products & Chemicals, Inc.	200	10,054

Computers & Peripherals — 0.2%
Hewlett-Packard Co.	4,100	148,789

Diversified Financial Services — 0.1%
Bank of America Corp.	4,356	61,332
Citigroup, Inc.	2,400	16,104

		77,436

Food Products — 0.6%
Kraft Foods, Inc.	7,900	212,115
Unilever NV (a)	7,800	191,490

		403,605

Health Care Providers & Services — 0.1%
Cardinal Health, Inc.	2,700	93,069

Insurance — 0.5%
MetLife, Inc.	2,900	101,094
Prudential Financial, Inc.	300	9,078
The Travelers Cos., Inc.	5,734	259,177

		369,349

Media — 0.1%
Viacom, Inc. Class B (b)	5,500	104,830

Metals & Mining — 0.0%
Nucor Corp.	200	9,240

Office Electronics — 0.4%
Xerox Corp.	36,200	288,514

Software — 0.1%
Microsoft Corp.	3,300	64,152

Total Below-Average Price/Earnings Ratio		1,627,590

Low Price-to-Book Value — 2.0%

Aerospace & Defense — 0.2%
Raytheon Co.	2,300	117,392

Communications Equipment — 0.0%
Corning, Inc.	1,300	12,389

Energy Equipment & Services — 0.2%
Halliburton Co.	8,900	161,802

Hotels, Restaurants & Leisure — 0.0%
Carnival Corp.	300	7,296

Household Products — 0.2%
Kimberly-Clark Corp.	3,500	184,590

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Schedule of Investments (continued)	BlackRock Basic Value Principal Protected Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Low Price-to-Book Value (concluded)

Industrial Conglomerates — 0.1%
Tyco International Ltd.	3,025	$65,340

Insurance — 0.0%
Hartford Financial Services Group, Inc.	900	14,778

Machinery — 0.2%
Deere & Co.	3,300	126,456

Media — 0.5%
Time Warner, Inc.	24,500	246,470
Walt Disney Co.	4,700	106,643

		353,113

Oil, Gas & Consumable Fuels — 0.1%
Anadarko Petroleum Corp.	1,500	57,825

Semiconductors & Semiconductor Equipment — 0.5%
Fairchild Semiconductor International, Inc. (b)	18,100	88,509
LSI Corp. (b)	64,800	213,192
Micron Technology, Inc. (b)	34,100	90,024

		391,725

Total Low Price-to-Book Value		1,492,706

Price-to-Cash Flow — 0.4%

Diversified Telecommunication Services — 0.3%
Qwest Communications International Inc.	61,000	222,040

Oil, Gas & Consumable Fuels — 0.1%
Peabody Energy Corp.	2,700	61,425

Total Price-to-Cash Flow		283,465

Special Situations — 0.9%

Computers & Peripherals — 0.2%
International Business Machines Corp.	1,500	126,240

Energy Equipment & Services — 0.2%
BJ Services Co.	13,000	151,710

Health Care Equipment & Supplies — 0.2%
Baxter International, Inc.	1,200	64,308
Covidien Ltd.	1,625	58,890

		123,198

Pharmaceuticals — 0.2%
Schering-Plough Corp.	10,600	180,518

Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp.	6,900	101,154

Total Special Situations		682,820

Total Long-Term Investments (Cost — $5,749,022) — 9.2%		6,753,691

Short-Term Securities	Par (000)	Value

US Government Obligations — 92.0%
US Treasury Strips, 2%, 11/15/09 (c)	$53,962	$53,847,331
US Treasury Strips, 1.22%, 11/15/09 (c)	8,508	8,482,867
US Treasury Strips, 1.59%, 11/15/09 (c)	4,921	4,875,008

		67,205,206

Time Deposits — 1.7%
Brown Brothers Harriman & Co., 0.06%, 1/02/09	1,203	1,203,034

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Cash Sweep Series, 1.64% (d)(e)	$12	11,827

Total Short-Term Securities (Cost — $67,529,943) — 93.7%		68,420,067

Total Investments (Cost — $73,278,965*) — 102.9%		75,173,758
Liabilities in Excess of Other Assets — (2.9)%		(2,096,813)

Net Assets — 100.0%		$73,076,945

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$77,024,923

Gross unrealized appreciation	$239,811
Gross unrealized depreciation	(2,090,976)

Net unrealized depreciation	$(1,851,165)

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	Represents a zero-coupon bond. Rate shown reflects the effective yield at time of purchase.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$11,827	$1,631

(e)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

See Notes to Financial Statements.

	SEMI-ANNUAL REPORT	DECEMBER 31, 2008	11

Schedule of Investments (concluded)	BlackRock Basic Value Principal Protected Fund

•

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$6,753,691
Level 2	68,420,067
Level 3	—

Total	$75,173,758

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	BlackRock Focus Value Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Above-Average Yield — 7.9%

Diversified Telecommunication Services — 3.7%
AT&T Inc.	190,600	$5,432,100

Pharmaceuticals — 4.2%
Wyeth	164,400	6,166,644

Total Above-Average Yield		11,598,744

Below-Average Price/Earnings Ratio — 1.1%

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	65,000	1,580,800

Total Below-Average Price/Earnings Ratio		1,580,800

Earnings Turnaround — 26.8%

Diversified Financial Services — 1.7%
Bank of America Corp.	173,500	2,442,880

Energy Equipment & Services — 4.5%
BJ Services Co.	295,200	3,444,984
Halliburton Co.	171,800	3,123,324

		6,568,308

Food Products — 1.6%
Unilever NV (a)	93,100	2,285,605

Industrial Conglomerates — 0.9%
General Electric Co.	84,200	1,364,040

Oil, Gas & Consumable Fuels — 2.1%
Peabody Energy Corp.	137,800	3,134,950

Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.	263,400	6,124,050
Schering-Plough Corp.	245,200	4,175,756

		10,299,806

Semiconductors & Semiconductor Equipment — 6.4%
Analog Devices, Inc.	78,300	1,489,266
Applied Materials, Inc.	279,700	2,833,361
LSI Corp. (b)	1,089,300	3,583,797
Micron Technology, Inc. (b)	505,300	1,333,992

		9,240,416

Software — 2.5%
Borland Software Corp. (b)	2,448,900	2,571,345
Parametric Technology Corp. (b)	82,800	1,047,420

		3,618,765

Total Earnings Turnaround		38,954,770

Common Stocks	Shares	Value

Operational Restructuring — 21.8%

Aerospace & Defense — 2.4%
Raytheon Co.	69,200	$3,531,968

Chemicals — 2.9%
E.I. du Pont de Nemours & Co.	167,100	4,227,630

Communications Equipment — 5.2%
Corning, Inc.	159,600	1,520,988
Nokia Oyj (a)	382,800	5,971,680

		7,492,668

Diversified Financial Services — 2.1%
JPMorgan Chase & Co.	97,340	3,069,130

Industrial Conglomerates — 1.8%
Tyco International Ltd.	122,550	2,647,080

Media — 3.5%
Time Warner, Inc.	501,200	5,042,072

Office Electronics — 3.9%
Xerox Corp.	703,700	5,608,489

Total Operational Restructuring		31,619,037

Price-to-Book Value — 0.2%

Semiconductors & Semiconductor Equipment — 0.2%
Fairchild Semiconductor International, Inc. (b)	51,400	251,346

Total Price-to-Book Value		251,346

Price-to-Earnings Per Share — 39.5%

Diversified Telecommunication Services — 6.6%
Qwest Communications International Inc. (c)	2,628,600	9,568,104

Electronic Equipment & Instruments — 2.2%
Avnet, Inc. (b)	173,600	3,161,256

Energy Equipment & Services — 0.7%
Global Industries Ltd. (b)(c)	272,300	950,327

Food Products — 2.0%
Archer-Daniels-Midland Co.	102,400	2,952,192

Insurance — 8.2%
MetLife, Inc.	162,100	5,650,806
The Travelers Cos., Inc.	138,545	6,262,234

		11,913,040

Media — 6.0%
News Corp. Class A	437,200	3,974,148
Viacom, Inc. Class B (b)	249,800	4,761,188

		8,735,336

Oil, Gas & Consumable Fuels — 8.4%
Chevron Corp.	27,400	2,026,778
Marathon Oil Corp.	179,600	4,913,856
Occidental Petroleum Corp.	88,000	5,279,120

		12,219,754

Software — 2.9%
Microsoft Corp.	217,200	4,222,368

See Notes to Financial Statements.

	SEMI-ANNUAL REPORT	DECEMBER 31, 2008	13

Schedule of Investments (concluded)	BlackRock Focus Value Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Price-to-Earnings Per Share (concluded)

Specialty Retail — 2.5%
American Eagle Outfitters, Inc.	380,500	$3,561,500

Total Price-to-Earnings Per Share		57,283,877

Special Situations — 1.1%

Capital Markets — 1.1%
Invesco Ltd. (a)	113,000	1,631,720

Total Special Situations		1,631,720

Total Common Stocks — 98.4%		142,920,294

Other Interests (d)	Beneficial Interest (000)

Financial Restructuring — 0.0%

Oil, Gas & Consumable Fuels — 0.0%
WRT Energy Corp. (Litigation Trust Certificates) (e)(f)	$1,981	0

Total Other Interests — 0.0%		0

Total Long-Term Investments (Cost — $186,380,662) — 98.4%		142,920,294

Short-Term Securities
BlackRock Liquidity Series, LLC Cash Sweep Series, 1.64% (g)(h)	3,906	3,906,425
BlackRock Liquidity Series, LLC Money Market Series, 0.80% (g)(h)(i)	11,345	11,345,000

Total Short-Term Securities (Cost — $15,251,425) — 10.5%		15,251,425

Total Investments Before Options Written (Cost — $194,344,368*) — 108.9%		158,171,719

Options Written	Contracts

Exchange-Traded Call Options Written
Nokia Oyj, expiring April 2009 at $17	1,900	(256,500)

Total Options Written (Premiums Received — $198,549) — (0.2)%		(256,500)

Total Investments Net of Options Written — 108.7%		157,915,219
Liabilities in Excess of Other Assets — (8.7)%		(12,714,747)

Net Assets — 100.0%		$145,200,472

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$204,296,450

Gross unrealized appreciation	$6,931,488
Gross unrealized depreciation	(53,056,219)

Net unrealized depreciation	$(46,124,731)

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(e)	Restricted security as to resale, representing 0.0% of net assets, were as follows:

Issue	Acquisition Date	Cost	Value

WRT Energy Corp. (Litigation Trust Certificates)	7/10/97	$202,416	$0

(f)	Security is fair valued.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$3,906,425	$100,707
BlackRock Liquidity Series, LLC Money Market Series	$11,345,000	$44,392
Merrill Lynch Premier Institutional Fund	$(5,687,200)	$—

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash proceeds from securities loans.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$142,920,294	$(256,500)
Level 2	15,251,425	—
Level 3	—	—

Total	$158,171,719	$(256,500)

*	Other financial instruments are options.

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Statements of Assets and Liabilities

December 31, 2008 (Unaudited)	BlackRock Basic Value Principal Protected Fund	BlackRock Focus Value Fund, Inc.

Assets

Investments at value — unaffiliated[1,2]	$75,161,931	$142,920,294
Investments at value — affiliated[3]	11,827	15,251,425
Cash	—	21,436
Dividends receivable	20,769	256,326
Capital shares sold receivable	—	109,664
Prepaid expenses	4,760	25,975
Investments sold receivable	15,932	142
Securities lending income receivable — affiliated	—	14,365

Total assets	75,215,219	158,599,627

Liabilities

Collateral at value — securities loaned	—	11,345,000
Options written at value[4]	—	256,500
Capital shares redeemed payable	545,090	1,596,172
Investments purchased payable	1,399,647	—
Investment advisory fees payable	40,892	89,006
Other affiliates payable	17,158	75,414
Distribution fees payable	54,806	23,802
Financial warranty fees payable	51,028	—
Other accrued expenses payable	29,580	13,165
Officer’s and Directors’ fees payable	32	67
Other liabilities	41	29

Total liabilities	2,138,274	13,399,155

Net Assets	$73,076,945	$145,200,472

Net Assets Consist of

Institutional Shares[5,10]	$—	$981,245
Investor A Shares[6,10]	—	730,371
Investor B Shares[7,10]	—	77,315
Investor C Shares[8,10]	—	159,465
Class R Shares[9,11]	—	7,846
Paid-in capital in excess of par	79,146,096	221,810,552
Undistributed (accumulated) net investment income (loss)	(151,428)	336,399
Accumulated net realized loss	(7,812,516)	(42,672,121)
Net unrealized appreciation/depreciation	1,894,793	(36,230,600)

Net Assets	$73,076,945	$145,200,472

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	15

Statements of Assets and Liabilities (concluded)

December 31, 2008 (Unaudited)	BlackRock Basic Value Principal Protected Fund	BlackRock Focus Value Fund, Inc.

Net Asset Value

Institutional:
Net assets	$3,078,762	$74,286,586

Shares outstanding	429,936	9,812,448

Net asset value	$7.16	$7.57

Investor A:
Net assets	$4,267,232	$54,774,189

Shares outstanding	597,138	7,303,709

Net asset value	$7.15	$7.50

Investor B:
Net assets	$38,024,670	$5,223,952

Shares outstanding	5,352,910	773,151

Net asset value	$7.10	$6.76

Investor C:
Net assets	$27,706,281	$10,377,674

Shares outstanding	3,895,271	1,594,652

Net asset value	$7.11	$6.51

Class R:
Net assets	—	$538,071

Shares outstanding	—	78,457

Net asset value	—	$6.86

[1] Securities loaned — at value	—	10,406,300

[2] Cost — unaffiliated	$73,267,138	$179,092,943

[3] Cost — affiliated	$11,827	$15,251,425

[4] Premiums received for options written	—	$198,549

[5] Authorized Shares — Institutional	Unlimited	50,000,000

[6] Authorized Shares — Investor A	Unlimited	100,000,000

[7] Authorized Shares — Investor B	Unlimited	100,000,000

[8] Authorized Shares — Investor C	Unlimited	50,000,000

[9] Authorized Shares — Class R	—	100,000,000

[10] Par value per share	No par value	$0.10

[11] Par value per share	—	$0.10

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Statements of Operations

Six Months Ended December 31, 2008 (Unaudited)	BlackRock Basic Value Principal Protected Fund	BlackRock Focus Value Fund, Inc.

Investment Income

Dividends	$553,515	$2,615,836
Foreign taxes withheld	(572)	(4,636)
Interest	512,964	—
Income — affiliated	1,660	101,181
Securities lending — affiliated	—	44,392

Total income	1,067,567	2,756,773

Expenses

Financial warranty	357,305	—
Investment advisory	286,334	934,656
Service — Investor A	6,644	91,035
Service and distribution — Investor B	230,841	34,912
Service and distribution — Investor C	164,539	66,519
Service and distribution — Class R	—	1,546
Transfer agent — Institutional	2,267	63,481
Transfer agent — Investor A	2,868	76,513
Transfer agent — Investor B	30,335	12,182
Transfer agent — Investor C	20,746	18,138
Transfer agent — Class R	—	2,588
Accounting services	36,818	50,286
Professional	20,045	37,637
Printing	23,468	37,109
Custodian	20,171	9,930
Officer and Directors	8,108	9,431
Registration	—	30,343
Miscellaneous	8,506	13,597

Total expenses	1,218,995	1,489,903

Less fees waived by advisor	—	(233,664)
Less fees paid indirectly	—	(195)

Total expenses after waiver and fees paid indirectly	1,218,995	1,256,044

Net investment income (loss)	(151,428)	1,500,729

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(4,101,553)	(34,505,726)
Options written	56,206	639,692

	(4,045,347)	(33,866,034)

Net change in unrealized appreciation/depreciation on:
Investments	(10,836,770)	(30,432,203)

Options written	(40,246)	15,844

	(10,877,016)	(30,416,359)

Total realized and unrealized loss	(14,922,363)	(64,282,393)

Net Decrease in Net Assets Resulting from Operations	$(15,073,791)	$(62,781,664)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	17

Statements of Changes in Net Assets

	BlackRock Basic Value Principal Protected Fund		BlackRock Focus Value Fund, Inc.

Increase (Decrease) in Net Assets:	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008	Six Months Ended December 31, 2008 (Unaudited)	Period August 1, 2007 to June 30, 2008	Year Ended July 31, 2007

Operations

Net investment income (loss)	$(151,428)	$(575,421)	$1,500,729	$2,356,659	$3,016,033
Net realized gain (loss)	(4,045,347)	10,202,558	(33,866,034)	3,079,499	39,621,413
Net change in unrealized appreciation/depreciation	(10,877,016)	(39,254,625)	(30,416,359)	(64,055,125)	10,559,375

Net increase (decrease) in net assets resulting from operations	(15,073,791)	(29,627,488)	(62,781,664)	(58,618,967)	53,196,821

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	—	—	(1,562,094)	(1,722,006)	(1,957,773)
Investor A	—	—	(898,953)	(1,044,380)	(1,141,424)
Investor B	—	—	(22,459)	—	(6,674)
Investor C	—	—	(80,625)	(39,482)	(16,998)
Class R	—	—	(5,274)	(4,812)	(3,740)
Net realized gain:
Institutional	(138,063)	(900,099)	—	(21,229,909)	(15,804,834)
Investor A	(191,469)	(1,411,747)	—	(17,601,668)	(12,916,921)
Investor B	(1,731,760)	(10,517,239)	—	(2,543,437)	(2,615,218)
Investor C	(1,252,807)	(7,113,402)	—	(3,805,100)	(2,686,481)
Class R	—	—	—	(139,186)	(59,584)

Decrease in net assets resulting from dividends and distributions to shareholders	(3,314,099)	(19,942,487)	(2,569,405)	(48,129,980)	(37,209,647)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(11,113,823)	(19,969,554)	(22,723,140)	(2,551,903)	(8,579,280)

Net Assets

Total increase (decrease) in net assets	(29,501,713)	(69,539,529)	(88,074,209)	(109,300,850)	7,407,894
Beginning of period	102,578,658	172,118,187	233,274,681	342,575,531	335,167,637

End of period	$73,076,945	$102,578,658	$145,200,472	$233,274,681	$342,575,531

End of period undistributed (accumulated) net investment income (loss)	$(151,428)	—	$336,399	$1,405,075	$1,859,132

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights	BlackRock Basic Value Principal Protected Fund

	Institutional

	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.85	$12.87	$11.35	$10.90	$11.53	$10.55

Net investment income[1]	0.02	0.05	0.06	0.06	0.09	0.08
Net realized and unrealized gain (loss)	(1.38)	(2.27)	2.58	0.93	0.06	1.03

Net increase (decrease) from investment operations	(1.36)	(2.22)	2.64	0.99	0.15	1.11

Dividends and distributions from:
Net investment income	—	—	—	—	—	(0.13)
Net realized gain	(0.33)	(1.80)	(1.12)	(0.54)	(0.78)	—

Total dividends and distributions	(0.33)	(1.80)	(1.12)	(0.54)	(0.78)	(0.13)

Net asset value, end of period	$7.16	$8.85	$12.87	$11.35	$10.90	$11.53

Total Investment Return[2]

Based on net asset value	(15.35)%[3]	(19.39)%	24.12%	9.22%	1.22%	10.64%

Ratios to Average Net Assets

Total expenses	1.85%[4]	1.76%	1.70%	1.69%	1.68%	1.75%

Net investment income	0.57%[4]	0.49%	0.47%	0.52%	0.82%	0.73%

Supplemental Data

Net assets, end of period (000)	$3,079	$4,308	$7,393	$7,886	$10,503	$15,576

Portfolio turnover	82%	79%	33%	65%	65%	88%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of any sales charges.

[3]	Aggregate total investment return.

[4]	Annualized

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	19

Financial Highlights (continued)	BlackRock Basic Value Principal Protected Fund

	Investor A

	Six Months Ended December 31, 2008 (Unaudited)
		Year Ended June 30,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.85	$12.85	$11.34	$10.88	$11.52	$10.53

Net investment income[1]	0.01	0.03	0.03	0.03	0.06	0.06
Net realized and unrealized gain (loss)	(1.38)	(2.27)	2.57	0.93	0.06	1.03

Net increase (decrease) from investment operations	(1.37)	(2.24)	2.60	0.96	0.12	1.09

Dividends and distributions from:
Net investment income	—	—	—	—	—	(0.10)
Net realized gain	(0.33)	(1.76)	(1.09)	(0.50)	(0.76)	—

Total dividends and distributions	(0.33)	(1.76)	(1.09)	(0.50)	(0.76)	(0.10)

Net asset value, end of period	$7.15	$8.85	$12.85	$11.34	$10.88	$11.52

Total Investment Return[2]

Based on net asset value	(15.46)%[3]	(19.50)%	23.74%	8.93%	0.96%	10.44%

Ratios to Average Net Assets

Total expenses	2.08%[4]	1.98%	1.95%	1.94%	1.93%	2.00%

Net investment income	0.35%[4]	0.26%	0.21%	0.27%	0.57%	0.51%

Supplemental Data

Net assets, end of period (000)	$4,267	$6,450	$12,145	$6,637	$8,735	$13,022

Portfolio turnover	82%	79%	33%	65%	65%	88%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights (continued)	BlackRock Basic Value Principal Protected Fund

	Investor B

	Six Months Ended December 31, 2008 (Unaudited)
		Year Ended June 30,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.83	$12.81	$11.23	$10.77	$11.45	$10.48

Net investment loss[1]	(0.02)	(0.06)	(0.06)	(0.05)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	(1.38)	(2.26)	2.54	0.91	0.05	1.03

Net increase (decrease) from investment operations	(1.40)	(2.32)	2.48	0.86	0.03	1.00

Dividends and distributions from:
Net investment income	—	—	—	—	—	(0.03)
Net realized gain	(0.33)	(1.66)	(0.90)	(0.40)	(0.71)	—

Total dividends and distributions	(0.33)	(1.66)	(0.90)	(0.40)	(0.71)	(0.03)

Net asset value, end of period	$7.10	$8.83	$12.81	$11.23	$10.77	$11.45

Total Investment Return[2]

Based on net asset value	(15.84)%[3]	(20.14)%	22.78%	8.12%	0.19%	9.58%

Ratios to Average Net Assets

Total expenses	2.86%[4]	2.76%	2.71%	2.70%	2.70%	2.76%

Net investment loss	(0.43)%[4]	(0.51)%	(0.54)%	(0.49)%	(0.20)%	(0.30)%

Supplemental Data

Net assets, end of period (000)	$38,025	$53,768	$90,268	$100,584	$117,140	$144,787

Portfolio turnover	82%	79%	33%	65%	65%	88%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	21

Financial Highlights (continued)	BlackRock Basic Value Principal Protected Fund

	Investor C

	Six Months Ended December 31, 2008 (Unaudited)
		Year Ended June 30,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.84	$12.83	$11.25	$10.78	$11.45	$10.48

Net investment loss[1]	(0.02)	(0.06)	(0.07)	(0.05)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	(1.38)	(2.27)	2.56	0.92	0.06	1.03

Net increase (decrease) from investment operations	(1.40)	(2.33)	2.49	0.87	0.04	1.00

Dividends and distributions from:
Net investment income	—	—	—	—	—	(0.03)
Net realized gain	(0.33)	(1.66)	(0.91)	(0.40)	(0.71)	—

Total dividends and distributions	(0.33)	(1.66)	(0.91)	(0.40)	(0.71)	(0.03)

Net asset value, end of period	$7.11	$8.84	$12.83	$11.25	$10.78	$11.45

Total Investment Return[2]

Based on net asset value	(15.82)%[3]	(20.20)%	22.83%	8.15%	0.23%	9.54%

Ratios to Average Net Assets

Total expenses	2.85%[4]	2.75%	2.71%	2.70%	2.70%	2.76%

Net investment loss	(0.43)%[4]	(0.50)%	(0.54)%	(0.49)%	(0.20)%	(0.29)%

Supplemental Data

Net assets, end of period (000)	$27,706	$38,052	$62,312	$64,159	$78,110	$104,840

Portfolio turnover	82%	79%	33%	65%	65%	88%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights (continued)	BlackRock Focus Value Fund, Inc.

	Institutional

	Six Months Ended December 31, 2008 (Unaudited)		Period August 1, 2007 to June 30, 2008

					Year Ended July 31,

					2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$10.81		$15.47		$14.84	$14.27	$12.16	$10.36	$8.60

Net investment income[1]	0.09		0.13		0.17	0.12	0.07	0.04	0.00 [2]
Net realized and unrealized gain (loss)	(3.17)		(2.62)		2.15	0.99	2.04	1.76	1.76

Net increase (decrease) from investment operations	(3.08)		(2.49)		2.32	1.11	2.11	1.80	1.76

Dividends and distributions from:
Net investment income	(0.16)		(0.16)		(0.18)	(0.06)	—	—	—
Net realized gain	—		(2.01)		(1.51)	(0.48)	—	—	—

Total dividends and distributions	(0.16)		(2.17)		(1.69)	(0.54)	—	—	—

Net asset value, end of period	$7.57		$10.81		$15.47	$14.84	$14.27	$12.16	$10.36

Total Investment Return[3]

Based on net asset value	(28.38)%[4]		(18.55)%[4]		16.67%	8.06%	17.35%	17.37%	20.47%

Ratios to Average Net Assets

Total expenses after waiver and fees paid indirectly	1.09%[5]		1.00%[5]		0.97%	1.01%	1.01%	1.09%	1.17%

Total expenses	1.34	%5	1.25	%5	1.22%	1.26%	1.26%	1.26%	1.32%

Net investment income	1.87%[5]		1.14%[5]		1.10%	0.83%	0.52%	0.33%	0.02%

Supplemental Data

Net assets, end of period (000)	$74,287		$113,990		$162,915	$158,175	$173,121	$172,024	$161,723

Portfolio turnover	66%		87%		65%	100%	72%	92%	55%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Total investment returns exclude the effects of any sales charges.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	23

Financial Highlights (continued)	BlackRock Focus Value Fund, Inc.

	Investor A

	Six Months Ended December 31, 2008 (Unaudited)	Period August 1, 2007 to June 30, 2008

			Year Ended July 31,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$10.67	$15.29	$14.68	$14.12	$12.06	$10.30	$8.58
Net investment income (loss)[1]	0.07	0.10	0.13	0.08	0.04	0.01	(0.02)
Net realized and unrealized gain (loss)	(3.12)	(2.59)	2.12	0.98	2.02	1.75	1.74
Net increase (decrease) from investment operations	(3.05)	(2.49)	2.25	1.06	2.06	1.76	1.72
Dividends and distributions from:
Net investment income	(0.12)	(0.12)	(0.13)	(0.02)	—	—	—
Net realized gain	—	(2.01)	(1.51)	(0.48)	—	—	—

Total dividends and distributions	(0.12)	(2.13)	(1.64)	(0.50)	—	—	—

Net asset value, end of period	$7.50	$10.67	$15.29	$14.68	$14.12	$12.06	$10.30

Total Investment Return[2]

Based on net asset value	(28.48)%[3]	(18.77)%[3]	16.30%	7.79%	17.08%	17.09%	20.05%

Ratios to Average Net Assets

Total expenses after waiver and fees paid indirectly	1.41%[4]	1.30%[4]	1.24%	1.26%	1.26%	1.34%	1.42%

Total expenses	1.66%[4]	1.55%[4]	1.49%	1.51%	1.51%	1.51%	1.57%

Net investment income (loss)	1.52%[4]	0.83%[4]	0.83%	0.58%	0.27%	0.08%	(0.23)%

Supplemental Data

Net assets, end of period (000)	$54,774	$92,545	$134,585	$126,028	$135,696	$136,688	$120,193

Portfolio turnover	66%	87%	65%	100%	72%	92%	55%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights (continued)	BlackRock Focus Value Fund, Inc.

	Investor B

	Six Months Ended December 31, 2008 (Unaudited)	Period August 1, 2007 to June 30, 2008
			Year Ended July 31,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$9.53	$13.86	$13.37	$12.98	$11.17	$9.62	$8.07

Net investment income (loss)[1]	0.03	0.00 [2]	0.01	(0.03)	(0.06)	(0.08)	(0.09)
Net realized and unrealized gain (loss)	(2.77)	(2.33)	1.92	0.90	1.87	1.63	1.64

Net increase (decrease) from investment operations	(2.74)	(2.33)	1.93	0.87	1.81	1.55	1.55

Dividends and distributions from:
Net investment income	(0.03)	—	(0.00)[3]	—	—	—	—
Net realized gain	—	(2.00)	(1.44)	(0.48)	—	—	—

Total dividends and distributions	(0.03)	(2.00)	(1.44)	(0.48)	—	—	—

Net asset value, end of period	$6.76	$9.53	$13.86	$13.37	$12.98	$11.17	$9.62

Total Investment Return[4]

Based on net asset value	(28.72)%[5]	(19.43)%[5]	15.37%	6.97%	16.20%	16.11%	19.21%

Ratios to Average Net Assets

Total expenses after waiver and fees paid indirectly	2.30%[6]	2.11%[6]	2.03%	2.03%	2.03%	2.11%	2.20%

Total expenses	2.55%[6]	2.36%[6]	2.28%	2.28%	2.28%	2.27%	2.35%

Net investment income (loss)	0.66%[6]	0.02%[6]	0.07%	(0.21)%	(0.50)%	(0.70)%	(1.02)%

Supplemental Data

Net assets, end of period (000)	$5,224	$9,345	$19,000	$26,537	$42,351	$57,812	$67,382

Portfolio turnover	66%	87%	65%	100%	72%	92%	55%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Amount is less than $(0.01) per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	25

Financial Highlights (continued)	BlackRock Focus Value Fund, Inc.

	Investor C

	Six Months Ended December 31, 2008 (Unaudited)	Period August 1, 2007 to June 30, 2008
			Year Ended July 31,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$9.21	$13.49	$13.07	$12.71	$10.94	$9.42	$7.90

Net investment income (loss)[1]	0.03	0.01	0.01	(0.03)	(0.06)	(0.08)	(0.08)
Net realized and unrealized gain (loss)	(2.68)	(2.26)	1.90	0.87	1.83	1.60	1.60

Net increase (decrease) from investment operations	(2.65)	(2.25)	1.91	0.84	1.77	1.52	1.52

Dividends and distributions from:
Net investment income	(0.05)	(0.02)	(0.01)	—	—	—	—
Net realized gain	—	(2.01)	(1.48)	(0.48)	—	—	—

Total dividends and distributions	(0.05)	(2.03)	(1.49)	(0.48)	—	—	—

Net asset value, end of period	$6.51	$9.21	$13.49	$13.07	$12.71	$10.94	$9.42

Total Investment Return[2]

Based on net asset value	(28.72)%[3]	(19.42)%[3]	15.50%	6.88%	16.18%	16.14%	19.24%

Ratios to Average Net Assets

Total expenses after waiver and fees paid indirectly	2.22%[4]	2.08%[4]	2.01%	2.03%	2.04%	2.12%	2.21%

Total expenses	2.47%[4]	2.33%[4]	2.26%	2.28%	2.29%	2.28%	2.36%

Net investment income (loss)	0.73%[4]	0.05%[4]	0.06%	(0.21)%	(0.50)%	(0.70)%	(1.02)%

Supplemental Data

Net assets, end of period (000)	$10,378	$16,687	$25,334	$23,819	$31,391	$34,179	$31,492

Portfolio turnover	66%	87%	65%	100%	72%	92%	55%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Financial Highlights (concluded)	BlackRock Focus Value Fund, Inc.

	Class R

	Six Months Ended December 31, 2008 (Unaudited)	Period August 1, 2007 to June 30, 2008					Period January 3, 2003[1] to July 31, 2003
			Year Ended July 31,

			2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$9.72	$14.15	$13.71	$13.23	$11.33	$9.71	$8.67

Net investment income (loss)[2]	0.03	0.02	0.06	0.05	0.00 [3]	(0.00)[4]	0.04
Net realized and unrealized gain (loss)	(2.83)	(2.37)	1.98	0.91	1.90	1.62	1.00

Net increase (decrease) from investment operations	(2.80)	(2.35)	2.04	0.96	1.90	1.62	1.04

Dividends and distributions from:
Net investment income	(0.06)	(0.07)	(0.09)	(0.00)[4]	—	—	—
Net realized gain	—	(2.01)	(1.51)	(0.48)	—	—	—

Total dividends and distributions	(0.06)	(2.08)	(1.60)	(0.48)	—	—	—

Net asset value, end of period	$6.86	$9.72	$14.15	$13.71	$13.23	$11.33	$9.71

Total Investment Return

Based on net asset value	(28.71)%[5]	(19.29)%[5]	15.85%	7.56%	16.77%	16.68%	12.00%[5]

Ratios to Average Net Assets

Total expenses after waiver and fees paid indirectly	2.29%[6]	1.97%[6]	1.65%	1.51%	1.51%	1.57%	1.67%[6]

Total expenses	2.54%[6]	2.22%[6]	1.90%	1.76%	1.76%	1.75%	1.82%[6]

Net investment income (loss)	0.72%[6]	0.15%[6]	0.43%	0.34%	0.03%	(0.05)%	(0.27)%[6]

Supplemental Data

Net assets, end of period (000)	$538	$708	$741	$609	$513	$389	— [7]

Portfolio turnover	66%	87%	65%	100%	72%	92%	55%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.01 per share.

[4]	Amount is less than $(0.01) per share.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Amount is less than $1,000.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	27

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Basic Value Principal Protected Fund (“Basic Value Principal Protected”), a series of BlackRock Principal Protected Trust (the “Trust”), a Delaware statutory trust, and BlackRock Focus Value Fund, Inc. (“Focus Value”), a Maryland corporation, (referred to as the “Funds” or individually as the “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds offer multiple classes of shares. Shares of Basic Value Principal Protected were offered during the initial offering period but will not be offered during the Guarantee Period from November 13, 2002 through November 13, 2009 (the “Guarantee Maturity Date”), except in connection with reinvestment of dividends and distributions. Basic Value Principal Protected will be offered on a continuous basis after this date. During the Guarantee Period, the Fund will seek capital appreciation and, secondarily, income to the extent permitted by a strategy that seeks to use investments in US Treasury bonds, including zero-coupon bonds, and other fixed income instruments, to protect the original principal value of the Fund (less redemptions, cash distributions and dividends and extraordinary expenses) at the Guarantee Maturity Date. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The Trust, on behalf of Basic Value Principal Protected, has entered into a Financial Warranty Agreement with Main Place Funding, LLC (the “Warranty Provider”). The Financial Warranty Agreement is intended to make sure that on the Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder’s account (less expenses and sales charges not covered by the Financial Warranty Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the “Guaranteed Amount”). The Fund will pay to the Warranty Provider, under the Financial Warranty Agreement, an annual fee equal to 0.80% of the Fund’s average daily net assets during the Guarantee Period. If the value of the Fund’s assets on the Guarantee Maturity Date is insufficient to result in the value of each shareholder’s account being at least equal to the shareholder’s Guaranteed Amount, the Warranty Provider will pay the Fund an amount sufficient to make sure that each shareholder’s account can be redeemed for an amount equal to his or her Guaranteed Amount.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day. Each Fund values its investments in Cash Sweep Series and Money Market Series, each of the BlackRock Liquidity Series, LLC, at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

The Funds value their bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Funds’ Board of Directors/Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Funds

28	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Notes to Financial Statements (continued)

might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Funds may engage in various portfolio investment strategies both to increase the return of the Funds and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Options — The Funds may purchase and write call and put options. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered” meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation. Certain call options are written as part of an arrangement where the counterparty to the transaction borrows the underlying security from the Fund in a securities lending transaction.

In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security. Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value. The Funds may execute transactions in both listed and OTC options. Transactions in certain OTC options may expose the Funds to the risk of default by the counterparty to the transaction.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Fund segregates assets in connection with certain investments (e.g., options or written options), each Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Funds may also be required to deliver or deposit securities as collateral for certain investments (e.g., written options).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates.

Securities Lending: Focus Value may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the bor-rower. The Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the invested collateral falls below the market value of the borrowed securities either in the event of borrower default or in the event of losses on investments made with cash collateral. For the six

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	29

Notes to Financial Statements (continued)

months ended December 31, 2008, Focus Value received only cash collateral for any securities loaned.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Basic Value Principal Protected’s US federal tax returns remains open for the years ended June 30, 2005 through June 30, 2007. The statute of limitations on Focus Value’s US federal tax returns remain open for the years ended July 31, 2005 through July 31, 2007. The statutes of limitations on a Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Funds or their classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Funds have entered into an Investment Advisory Agreement with BlackRock Advisors LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are the largest stockholders of BlackRock, Inc. As of December 31, 2008, Merrill Lynch and PNC are affiliates of BlackRock, Inc.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, Basic Value Principal Protected and Focus Value pay a monthly fee at an annual rate of 0.65% and 1.00%, respectively, of the average daily value of the Fund’s net assets.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Fund to the Advisor.

The Advisor has entered into a contractual arrangement with Basic Value Principal Protected under which the expenses incurred by each class of shares of the fund (excluding distribution and/or service fees) will not exceed 1.99%. This arrangement has a one-year term and is renewable.

The Advisor has contractually agreed to waive 0.25% of the average daily value of Focus Value’s net assets. This contractual waiver agreement has a one-year term and is automatically renewable year to year unless terminated by the Advisor. The waiver is shown as fees waived by advisor on the Statements of Operations.

For the six months ended December 31, 2008, the Funds reimbursed the Advisor for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Reimbursement to Advisor

Basic Value Principal Protected	$859
Focus Value	$2,105

Effective October 1, 2008, each Fund has entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, Inc. (“BII”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”) as the sole distributor of the Funds. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BII and BDI are affiliates of BlackRock, Inc. The service and distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plans adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act, the Funds pay the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee		Distribution Fee

	Basic Value Principal Protected	Focus Value	Basic Value Principal Protected	Focus Value

Investor A	0.25%	0.25%	—	—
Investor B	0.25%	0.25%	0.75%	0.75%
Investor C	0.25%	0.25%	0.75%	0.75%
Class R	N/A	0.25%	N/A	0.25%

30	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Notes to Financial Statements (continued)

Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended December 31, 2008, the Distributor earned underwriting discounts and direct commissions and its affiliates earned dealer concessions on sales of the Funds’ Investor A Shares, and affiliates received contingent deferred sales charges relating to transactions in the Funds’ Investor B and Investor C Shares as follows:

	Basic Value Principal Protected	Focus Value

Investor A	—	$1,365
Investor B	$30,339	$1,385
Investor C	$261	$525

Pursuant to written agreements, certain affiliates provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended December 31, 2008, the Funds paid the following amounts in return for these services, which are included in transfer agent fees in the accompanying Statements of Operations:

Shareholder Account Fees

Basic Value Principal Protected	$47,329
Focus Value	$146,691

PNC Global Investment Servicing (US) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as the Funds’ transfer agent and dividend disbursing agent. Each class of the Funds bear the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Funds, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Funds may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Funds. For the six months ended December 31, 2008, the Funds earned the following amounts, which are included in income — affiliated in the Statements of Operations.

Basic Value Principal Protected	$29
Focus Value	$474

Pursuant to terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are on the Statements of Operations as fees paid indirectly.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of each Fund’s shares. During the six months ended December 31, 2008, the following amounts have been accrued by the Funds to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

	Call Center Fees

	Basic Value Principal Protected	Focus Value

Institutional	$57	$1,416
Investor A	$126	$1,290
Investor B	$558	$210
Investor C	$378	$252
Class R	—	$12

Focus Value has received an exemptive order from the SEC permitting it to lend portfolio securities to MLPF&S, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. The share of income earned by the Fund on such investments is shown as securities lending — affiliated on the Statements of Operations. For the six months ended December 31, 2008, BIM received $11,544 in securities lending agent fees.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	31

Notes to Financial Statements (continued)

In addition, MLPF&S and Piper Jaffray & Co. (considered an affiliate of the Advisor for a portion of the period) received commissions on the execution of portfolio security transactions for the Funds for the six months ended December 31, 2008 as follows:

	MLPF&S	Piper Jaffray & Co.

Basic Value Principal Protected	$20,022	—
Focus Value	$57,468	$291

During the six months ended December 31, 2008, Focus Value received litigation proceeds of $164,095 from an affiliate, which are included in net realized loss on the Statement of Operations.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates. The Funds reimburse the Advisor for compensation paid to the Funds’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities and US government securities, for the six months ended December 31, 2008 were as follows:

	Purchases	Sales

Basic Value Principal Protected	$15,712,214	$74,795,564
Focus Value	$119,116,510	$131,084,465

Basic Value Principal Protected

Purchases and sales of US government securities for the six months ended December 31, 2008 were $56,743,455 and $11,936,913, respectively.

Transactions in call options written for the six months ended December 31, 2008 were as follows:

Basic Value Principal Protected

Call Options Written	Contracts	Premiums Received

Outstanding call options written, beginning of period	140	$59,146
Options closed	(140)	(59,146)

Outstanding call options written, end of period	—	—

Focus Value

Call Options Written	Contracts	Premiums Received

Outstanding call options written, beginning of period	970	$422,205
Options written	4,780	547,007
Options closed	(3,850)	(770,663)

Outstanding call options written, end of period	1,900	$198,549

4. Short-Term Borrowings:

The Trust, on behalf of Basic Value Principal Protected, and Focus Value, along with certain other funds managed by the Advisor and its affiliates, are parties to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Funds may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Funds may borrow up to the maximum amount allowable under the Funds’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. Each Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Funds pay a commitment fee of 0.08% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Funds did not borrow under the credit agreement during the six months ended December 31, 2008.

5. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

32	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Notes to Financial Statements (continued)

6. Capital Share Transactions:

Transactions in shares for each class were as follows:

Basic Value Principal Protected

	Six Months Ended December 31, 2008		Year Ended June 30, 2008

	Shares	Amount	Shares	Amount

Institutional

Shares issued to shareholders in reinvestment of distributions	17,651	$125,849	80,130	$834,956
Shares redeemed	(74,380)	(603,210)	(167,949)	(1,824,486)

Net decrease	(56,729)	$(477,361)	(87,819)	$(989,530)

Investor A

Shares issued to shareholders in reinvestment of distributions	24,640	$175,187	124,048	$1,293,822
Shares redeemed	(156,627)	(1,266,878)	(339,929)	(3,706,644)

Net decrease	(131,987)	$(1,091,691)	(215,881)	$(2,412,822)

Investor B

Shares issued to shareholders in reinvestment of distributions	223,102	$1,577,335	915,090	$9,571,833
Shares redeemed or converted	(958,951)	(7,680,693)	(1,870,464)	(19,864,793)

Net decrease	(735,849)	$(6,103,358)	(955,374)	$(10,292,960)

Investor C

Shares issued to shareholders in reinvestment of distributions	163,840	$1,159,993	628,571	$6,581,139
Shares redeemed	(572,480)	(4,601,406)	(1,183,023)	(12,855,381)

Net decrease	(408,640)	$(3,441,413)	(554,452)	$(6,274,242)

Focus Value

	Six Months Ended December 31, 2008		Period August 1, 2007 to June 30, 2008		Year Ended July 31, 2007

	Shares	Amount	Shares	Amount	Shares	Amount

Institutional

Shares sold	246,061	$2,206,620	402,699	$5,140,945	303,548	$4,636,786
Shares issued to shareholders in reinvestment of dividends and distributions	199,496	1,383,010	1,519,450	20,500,508	1,081,848	15,590,409

Total issued	445,557	3,589,630	1,922,149	25,641,453	1,385,396	20,227,195
Shares redeemed	(1,182,395)	(10,233,142)	(1,903,979)	(23,574,806)	(1,511,666)	(23,239,218)

Net increase (decrease)	(736,838)	$(6,643,512)	18,170	$2,066,647	(126,270)	$(3,012,023)

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	33

Notes to Financial Statements (concluded)

	Six Months Ended December 31, 2008		Period August 1, 2007 to June 30, 2008		Year Ended July 31, 2007

Focus Value (concluded)	Shares	Amount	Shares	Amount	Shares	Amount

Investor A

Shares sold and automatic conversion of shares	335,504	$2,945,992	780,187	$9,715,232	1,289,085	$19,660,976
Shares issued to shareholders in reinvestment of dividends and distributions	118,787	813,292	1,255,373	16,751,967	876,677	12,509,924

Total issued	454,291	3,759,284	2,035,560	26,467,199	2,165,762	32,170,900
Shares redeemed	(1,826,751)	(16,539,263)	(2,159,543)	(26,828,964)	(1,952,723)	(29,649,811)

Net increase (decrease)	(1,372,460)	$(12,779,979)	(123,983)	$(361,765)	213,039	$2,521,089

Investor B

Shares sold	20,720	$160,454	43,951	$506,259	198,734	$2,711,938
Shares issued to shareholders in reinvestment of dividends and distributions	3,135	18,519	183,477	2,205,664	177,687	2,306,819

Total issued	23,855	178,973	227,428	2,711,923	376,421	5,018,757
Shares redeemed and automatic conversion of shares	(230,829)	(1,866,838)	(617,682)	(6,933,533)	(991,230)	(13,763,952)

Net decrease	(206,974)	$(1,687,865)	(390,254)	$(4,221,610)	(614,809)	$(8,745,195)

Investor C

Shares sold	85,753	$640,617	183,909	$2,086,352	220,524	$2,964,264
Shares issued to shareholders in reinvestment of distributions	12,076	70,342	290,678	3,375,976	186,970	2,363,804

Total issued	97,829	710,959	474,587	5,462,328	407,494	5,328,068
Shares redeemed	(314,623)	(2,363,335)	(541,305)	(5,797,194)	(351,168)	(4,760,440)

Net increase (decrease)	(216,794)	$(1,652,376)	(66,718)	$(334,866)	56,326	$567,628

Class R

Shares sold	22,399	$166,392	50,772	$621,829	72,257	$1,026,061
Shares issued to shareholders in reinvestment of dividends and distributions	850	5,274	11,800	144,058	4,777	63,326

Total issued	23,249	171,666	62,572	765,887	77,034	1,089,387
Shares redeemed	(17,609)	(131,074)	(42,143)	(466,196)	(69,074)	(1,000,166)

Net increase	5,640	$40,592	20,429	$299,691	7,960	$89,221

7. Subsequent Event:

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

34	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Officers and Directors/Trustees

Robert M. Hernandez, Chairman of the Board, Director/Trustee and Member of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board, Chairman of the Audit Committee and Director/Trustee
James H. Bodurtha, Director/Trustee
Bruce R. Bond, Director/Trustee
Donald W. Burton, Director/Trustee
Richard S. Davis, Director/Trustee
Stuart E. Eizenstat, Director/Trustee
Laurence D. Fink, Director/Trustee
Kenneth A. Froot, Director/Trustee
Henry Gabbay, Director/Trustee
John F. O’Brien, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Jean Margo Reid, Director /Trustee
David H. Walsh, Director/Trustee
Richard R. West, Director/Trustee and Member of the Audit Committee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

Custodian
For BlackRock Basic Value Principal Protected Fund:
Brown Brothers Harriman & Co.
Boston, MA 02109

For BlackRock Focus Value Fund, Inc.:
JPMorgan Chase Bank, N.A.
3 Chase Metrotech Center
Brooklyn, NY 11245

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	35

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

36	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Funds vote proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Warranty Provider

If you would like a copy, free of charge, of the most recent annual or quarterly report of Main Place Funding, LLC, BlackRock Basic Value Principal Protected Fund’s Warranty Provider, or its parent corporation, Bank of America Corporation, please contact the Fund at (800) 441-7762.

SEMI-ANNUAL REPORT	DECEMBER 31, 2008	37

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Diversification Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

38	SEMI-ANNUAL REPORT	DECEMBER 31, 2008

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Basic Value Principal Protected Fund of
BlackRock Principal Protected Trust
BlackRock Focus Value Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#BVPPFV-SAR-12/08

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.
11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report
12(a)(2) –	Certifications – Attached hereto
12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Focus Value Fund, Inc.
	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Focus Value Fund, Inc.

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Focus Value Fund, Inc.

Date: February 23, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Value Fund, Inc.
Date: February 23, 2009